________________________________________________________________________________

                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                       Tortoise Energy Capital Corporation
                                11550 Ash Street
                                Leawood, KS 66211

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-128063
                    Investment Company Act File No. 811-21725

(1) Title of the class of securities of Tortoise Energy Capital Corporation (the
    "Company") to be redeemed:

          Auction Rate Senior Notes, Series A, in $25,000  denominations  (CUSIP
          89147UAA8) (the "Series A Notes").

(2) Date on which the securities are to be called or redeemed:

          The Series A Notes will be redeemed on July 18, 2008.

(3)  Applicable  provisions  of the governing  instrument  pursuant to which the securities are to be redeemed:

          The  Series  A  Notes  are  to  be   redeemed   pursuant   to  Section
          2.03(a)(i)(A)  of the  Supplemental  Indenture of Trust by and between the Company and The Bank of New York Trust  Company,  N.A. dated as of
          November 14, 2005.

(4) The  principal  amount  or number of  shares  and the basis  upon  which the securities to be redeemed are to be selected:

          The Company intends to redeem all of the  outstanding  Series A Notes, representing an aggregate principal amount of $30,000,000.

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                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 under the Investment  Company
Act of 1940,  the Company has duly  caused  this Notice of  Intention  to Redeem
Securities  to be signed on its  behalf by the  undersigned  on this 17th day of
June, 2008.

                                       TORTOISE ENERGY CAPITAL CORPORATION

                                       By:   /s/ P. Bradley Adams
                                          ----------------------------------
                                       Name:  P. Bradley Adams
                                       Title: Assistant Treasurer